Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth the Group’s contractual obligations as of June 30, 2024:
	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
	(Unaudited)
Long-term bank borrowings (i)	9,000	1,238	9,000	-	-	-
Short-term bank borrowing	5,000	688	5,000	-	-	-
Operating lease liabilities (ii)	6,865	945	1,053	3,548	1,707	557
Payable to Wuyi (iii)	5,200	716	5,200	-	-	-
Total	26,065	3,587	20,253	3,548	1,707	557
(i)	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2024 is discussed in Note 13. BANK BORROWINGS.
(ii)	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2024, 2022 is discussed in Note 15. LEASES.
(iii)	ZJ Youguan’s commitment for loan payable to WuYi Transportation Construction as of June 30, 2024 is discussed in Note 14. ACCRUED EXPENSES AND OTHER LIABILITIES and Note 22. SUBSEQUENT EVENTS.